Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 324,000
Previously Paid Amount	0.00
Total Fee Amount	49.60
Total Offset Amount	0.00
Net Fee	49.60
Narrative - Max Aggregate Offering Price	$ 324,000
Final Prospectus	true